February 19, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

SUBJECT:     Rule 24f-2 Notice for Horace Mann Growth Fund, Inc.
             File No. 2-13450

Dear Sir or Madam:

This Notice is filed on behalf of Horace Mann Growth Fund, Inc. pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940.

            1. Fiscal year for which notice is filed:  January 1, 1995 through
               December 31, 1995.
            2. Dollar amount of securities registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remain unsold as of January 1, 1995:  0.
            3. Dollar amount of securities registered during the fiscal year ended December 31, 1995 other than pursuant to
               Rule 24f-2:  0.
            4. Dollar amount of securities sold during the fiscal year ended
               December 31, 1995: $67,673,650.
            5. Net dollar amount of securities sold during the fiscal year ended
               December 31, 1995 (less redemptions): $47,489,299.
            6. Dollar amount of securities sold during the fiscal year ended
               December 31, 1995 in reliance upon Rule 24f-2:  0
            7. Fee at $100 minimum: $100.00.

Sincerely,




William J. Kelly, FLMI
Treasurer
Horace Mann Growth Fund, Inc.

* Net amount equals purchases of $67,673,650 minus redemptions of $20,184,351 or $47,489,299. This is an underlying Fund.




February 16, 1996





Mr George Zock
President Horace Mann Growth Fund, Inc.
PO Box 4657
Springfield, IL  62708-4657



RE:    Registration of Securities
       Horace Mann Growth Fund, Inc.


In my capacity as General Counsel of Horace Mann Educators Corporation, I am familiar with the securities offered by the Horace Mann Growth Fund, including the preparation and review of registration statements and post-effective amendments pursuant to the Securities Act of 1933.

After reviewing the relevant documents and making suitable inquiry of Fund personnel, I am of the opinion that the securities issued in fiscal year 1995 by the Fund were legally issued, fully paid and non-assessable.

Sincerely,




Ann Caparros




Registration No. 2-13450



SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


Rule 24f-2 Notice
(Investment Company Act of 1940)


HORACE MANN GROWTH FUND, INC.
(Exact Name of Fund)


One Horace Mann Plaza
Springfield, Illinois 62715
(Complete address of depositor's principal executive offices)


William J. Kelly
Treasurer
Horace Mann Growth Fund, Inc.
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and complete address of agent for service)


Copies to:

Cathy G. O'Kelly
Vedder, Price, Kaufman and Kammholz
222 N. LaSalle Street
Chicago, IL 60601-1003